Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets [Table Text Block]
	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
Benefit obligation at beginning of year	$55,464	$59,543	$27,898	$30,709
Service cost - benefits earned during the period	1,112	1,212	192	222
Interest cost on projected benefit obligation	1,980	1,902	972	967
Amendments	(206)	(8)	(600)	(74)
Actuarial (gain) loss	1,485	(3,079)	(529)	(1,988)
Special termination benefits	-	149	-	-
Benefits paid	(3,614)	(4,681)	(1,941)	(1,958)
DIRECTV acquisition	-	470	-	20
Transfer for sale of Connecticut wireline operations	-	(42)	-	-
Plan transfers	(38)	(2)	35	-
Benefit obligation at end of year	$56,183	$55,464	$26,027	$27,898

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
Fair value of plan assets at beginning of year	$42,195	$45,163	$6,671	$7,846
Actual return on plan assets	3,123	604	407	64
Benefits paid[1]	(3,614)	(4,681)	(1,156)	(1,239)
Contributions	910	735	-	-
DIRECTV acquisition	-	418	-	-
Transfer for sale of Connecticut wireline operations	-	(42)	-	-
Plan transfers and other	(4)	(2)	(1)	-
Fair value of plan assets at end of year[3]	42,610	42,195	5,921	6,671
Unfunded status at end of year[2]	$(13,573)	$(13,269)	$(20,106)	$(21,227)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended
(ERISA) regulations.
[3]	Net assets available for benefits were $51,087 at December 31, 2016 and $50,909 at December 31, 2015 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $8,477 and $8,714, respectively.

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
Current portion of employee benefit obligation[1]	$-	$-	$(1,644)	$(1,766)
Employee benefit obligation[2]	(13,573)	(13,269)	(18,462)	(19,461)
Net amount recognized	$(13,573)	$(13,269)	$(20,106)	$(21,227)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure [Table Text Block]
	2016	2015
Plan assets recognized in the consolidated financial statements	$42,610	$42,195
Preferred equity interest in Mobility	8,477	8,714
Net assets available for benefits	$51,087	$50,909

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
Service cost – benefits earned during the period	$1,112	$1,212	$1,134	$192	$222	$233
Interest cost on projected benefit obligation	1,980	1,902	2,470	972	967	1,458
Expected return on assets	(3,115)	(3,317)	(3,380)	(355)	(421)	(653)
Amortization of prior service credit	(103)	(103)	(94)	(1,277)	(1,278)	(1,448)
Actuarial (gain) loss	1,478	(373)	5,419	(581)	(1,632)	2,093
Net pension and postretirement cost (credit)	$1,352	$(679)	$5,549	$(1,049)	$(2,142)	$1,683

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
Balance at beginning of year	$512	$575	$583	$5,510	$6,257	$6,812
Prior service (cost) credit	128	1	45	372	45	383
Amortization of prior service credit	(65)	(64)	(58)	(793)	(792)	(898)
Reclassification to income of prior service credit	-	-	5	-	-	(40)
Total recognized in other comprehensive (income) loss	63	(63)	(8)	(421)	(747)	(555)
Balance at end of year	$575	$512	$575	$5,089	$5,510	$6,257

Net Periodic Benefit Cost	2016	2015	2014
Service cost – benefits earned during the period	$12	$9	$7
Interest cost on projected benefit obligation	83	77	109
Amortization of prior service cost (credit)	(1)	1	(1)
Actuarial (gain) loss	72	(36)	243
Net supplemental retirement pension cost	$166	$51	$358

Other Changes Recognized in Other Comprehensive Income	2016	2015	2014
Prior service (cost) credit	$1	$(1)	$(11)
Amortization of prior service cost (credit)	(1)	1	(1)
Total recognized in other comprehensive (income) loss (net of tax)	$-	$-	$(12)

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost [Table Text Block]
	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
Weighted-average discount rate for determining projected benefit obligation at December 31	4.40%	4.60%	4.30%	4.30%	4.50%	4.20%
Discount rate in effect for determining service cost	4.90%	4.60%	5.00%	5.00%	4.60%	5.00%
Discount rate in effect for determining interest cost[1]	3.70%	3.30%	4.60%	3.60%	3.30%	5.00%
Long-term rate of return on plan assets	7.75%	7.75%	7.75%	5.75%	5.75%	7.75%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	3.10%	3.00%	3.00%	3.10%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)	3.10%	3.00%	3.00%	3.10%	3.00%	3.00%
[1]	Weighted-average discount rate of 5.00% in effect for pension costs from January 1, 2014 through September 30, 2014.
Discount rates in effect of 4.90% for service cost and 3.50% for interest cost from October 1, 2014 through December
31, 2014. A discount rate of 5.00% was used for postretirement costs for the year ended December 31, 2014.

The Effect Of A One Percentage-Point Change In The Assumed Combined Medical And Dental Cost Trend Rate [Table Text Block]
	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$50	$(44)
Increase (decrease) in accumulated postretirement benefit obligation	511	(458)

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations [Table Text Block]
	Pension Assets					Postretirement (VEBA) Assets
	Target			2016	2015	Target			2016	2015
Equity securities:
Domestic	20%	-	30%	24%	22%	17%	-	27%	22%	26%
International	10%	-	20%	15	15	14%	-	24%	19	14
Fixed income securities	35%	-	45%	39	40	33%	-	43%	38	34
Real assets	6%	-	16%	11	10	0%	-	6%	1	1
Private equity	4%	-	14%	11	12	0%	-	7%	2	2
Other	0%	-	5%	-	1	13%	-	23%	18	23
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level [Table Text Block]
Pension Assets and Liabilities at Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$94	$-	$-	$94
Interest bearing cash	-	77	-	77
Foreign currency contracts	-	7	-	7
Equity securities:
Domestic equities	8,299	-	-	8,299
International equities	4,389	-	5	4,394
Fixed income securities:
Asset-backed securities	-	399	-	399
Mortgage-backed securities	-	838	-	838
Collateralized mortgage-backed securities	-	208	-	208
Collateralized mortgage obligations/REMICS	-	269	-	269
Corporate and other fixed income instruments and funds	75	8,442	40	8,557
Government and municipal bonds	80	4,889	-	4,969
Real estate and real assets	-	-	2,273	2,273
Securities lending collateral	207	1,977	-	2,184
Receivable for variation margin	8	-	-	8
Purchased options	-	1	-	1
Assets at fair value	13,152	17,107	2,318	32,577
Investments sold short and other liabilities at fair value	(643)	(7)	(4)	(654)
Total plan net assets at fair value	$12,509	$17,100	$2,314	$31,923
Assets held at net asset value practical expedient
Private equity funds				4,648
Real estate funds				2,392
Commingled funds				5,721
Total assets held at net asset value practical expedient				12,761
Other assets (liabilities)[1]				(2,074)
Total Plan Net Assets				$42,610
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$175	$593	$-	$768
Foreign currencies	6	-	-	6
Equity securities:
Domestic equities	1,178	7	-	1,185
International equities	896	2	-	898
Fixed income securities:
Asset-backed securities	-	33	4	37
Collateralized mortgage-backed securities	-	108	13	121
Collateralized mortgage obligations	-	32	2	34
Corporate and other fixed income instruments and funds	-	422	7	429
Government and municipal bonds	20	659	-	679
Securities lending collateral	-	128	-	128
Total plan net assets at fair value	$2,275	$1,984	$26	$4,285
Assets held at net asset value practical expedient
Private equity funds				118
Real estate funds				61
Commingled funds				1,667
Total assets held at net asset value practical expedient				1,846
Other assets (liabilities)[1]				(210)
Total Plan Net Assets				$5,921
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2015
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$160	$-	$-	$160
Interest bearing cash	-	25	-	25
Foreign currency contracts	-	25	-	25
Equity securities:
Domestic equities	8,315	4	-	8,319
International equities	4,287	-	-	4,287
Fixed income securities:
Asset-backed securities	-	403	1	404
Mortgage-backed securities	-	792	-	792
Collateralized mortgage-backed securities	-	278	-	278
Collateralized mortgage obligations/REMICS	-	345	-	345
Corporate and other fixed income instruments and funds	65	8,274	43	8,382
Government and municipal bonds	75	4,495	-	4,570
Real estate and real assets	-	-	2,062	2,062
Securities lending collateral	512	3,538	-	4,050
Receivable for variation margin	13	-	-	13
Assets at fair value	13,427	18,179	2,106	33,712
Investments sold short and other liabilities at fair value	(824)	(12)	-	(836)
Total plan net assets at fair value	$12,603	$18,167	$2,106	$32,876
Assets held at net asset value practical expedient
Private equity funds				4,926
Real estate funds				2,295
Commingled funds				5,854
Total assets held at net asset value practical expedient				13,075
Other assets (liabilities)[1]				(3,756)
Total Plan Net Assets				$42,195
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2015
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$220	$1,292	$-	$1,512
Foreign currencies	4	-	-	4
Equity securities:
Domestic equities	1,187	9	-	1,196
International equities	869	2	-	871
Fixed income securities:
Asset-backed securities	-	35	2	37
Collateralized mortgage-backed securities	-	120	13	133
Collateralized mortgage obligations	-	45	-	45
Corporate and other fixed income instruments and funds	-	378	-	378
Government and municipal bonds	-	617	-	617
Securities lending collateral	6	189	-	195
Futures Contracts	1	-	-	1
Total plan net assets at fair value	$2,287	$2,687	$15	$4,989
Assets held at net asset value practical expedient
Private equity funds				155
Real estate funds				81
Commingled funds				1,682
Total assets held at net asset value practical expedient				1,918
Other assets (liabilities)[1]				(236)
Total Plan Net Assets				$6,671
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets [Table Text Block]
Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$44	$2,062	$2,106
Realized gains (losses)	-	(17)	(103)	(120)
Unrealized gains (losses)	3	19	377	399
Transfers in	(4)	-	77	73
Transfers out	-	(2)	-	(2)
Purchases	3	-	65	68
Sales	(1)	(4)	(205)	(210)
Balance at end of year	$1	$40	$2,273	$2,314

Postretirement Assets	Fixed Income Funds	Total
Balance at beginning of year	$15	$15
Realized gains (losses)	(2)	(2)
Unrealized gains (losses)	2	2
Transfers in	16	16
Sales	(5)	(5)
Balance at end of year	$26	$26

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$51	$2,140	$2,191
Realized gains (losses)	(1)	(19)	247	227
Unrealized gains (losses)	1	16	192	209
Purchases	-	1	195	196
Sales	-	(5)	(712)	(717)
Balance at end of year	$-	$44	$2,062	$2,106

Postretirement Assets	Fixed Income Funds	Total
Balance at beginning of year	$2	$2
Transfers in	15	15
Transfers out	(1)	(1)
Sales	(1)	(1)
Balance at end of year	$15	$15

Estimated Future Benefit Payments [Table Text Block]
	Pension Benefits	Postretirement Benefits
2017	$4,938	$1,809
2018	4,437	1,797
2019	4,312	1,788
2020	4,264	1,783
2021	4,200	1,776
Years 2022 - 2026	19,764	8,225

	2016	2015
Projected benefit obligation	$(2,378)	$(2,444)
Accumulated benefit obligation	(2,314)	(2,372)
Fair value of plan assets	-	-